Prepayments and Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2023
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables	Prepayments and other receivables, net consist of the following:
	2023	2022
	US$	US$
Advance to service providers	—	47,613
Prepaid tax	—	69,321
Prepaid insurance	62,052	262,682
Receivables from Bsset Technology Limited (“Bsset”)	100,013	—
Others	65,679	205,517
Total	227,744	585,133
Allowance for expected credit losses	(2,076)	(67,774)
Prepayments and other receivables after allowance for expected credit losses	225,668	517,359

Schedule of Movements of Allowance for Expected Credit Losses	Movements of allowance for expected credit losses as followings:
	2023	2022
	US$	US$
As of April 1	67,774	65,558
Additions	2,076	—
Disposal of subsidiaries	(67,774)	—
Exchange realignments	—	2,216
As of March 31	2,076	67,774